Other Financial Assets and Liabilities - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Effective portion recognized in profit or loss related to cash flow hedges	₩ 42,371	₩ 364,863	₩ 20,430
Ineffective portion recognized in profit or loss related to cash flow hedges	926	963	(41)
Valuation gains reclassified from other comprehensive income to profit or loss	₩ (33,837)	₩ 382,680	₩ 50,648